October 20, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Scottsdale Funds (the “Trust”)
File No. 333-11763

Commissioners:

Enclosed is the 48th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purpose of this Amendment is to change the names of and target indexes for each of Vanguard Short-Term Government Bond Index Fund, Vanguard Intermediate-Term Government Bond Index Fund, and Vanguard Long-Term Government Bond Index Fund, each a series of the Trust.

Pursuant to the requirements of Rule 485(a)(1), we request that the Amendment become effective on December 21, 2017. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (484) 618-9535.

Sincerely,

Laura A. Bautista

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin
U.S. Securities and Exchange Commission